RECEIVABLES FROM CUSTOMERS (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	R$ 820	R$ 833
Residential [member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	272	221
Industrial [member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	168	185
Commercial, services and others [member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	203	220
Rural [member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	33	34
Public authorities [member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	28	45
Public lighting [member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	1	2
Public services [member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	33	38
Network Fees [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	R$ 82	R$ 88